              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON

                                 JUNE 12, 2006


                          REGISTRATION NO. 333-125735

               (INVESTMENT COMPANY ACT REGISTRATION NO. 811-4367)

                                 ---------------

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 ---------------

                                    FORM N-14

                                 ---------------

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                 ---------------

                         PRE-EFFECTIVE AMENDMENT NO. ___

                       [X] POST-EFFECTIVE AMENDMENT NO. 1

                                 ---------------

                        (CHECK APPROPRIATE BOX OR BOXES)

                                 ---------------

                          COLUMBIA FUNDS SERIES TRUST I

                              ONE FINANCIAL CENTER

                           BOSTON, MASSACHUSETTS 02111

                                 1-800-426-3750

                                 ---------------

                           R. SCOTT HENDERSON, ESQUIRE

                         COLUMBIA MANAGEMENT GROUP, LLC
                              ONE FINANCIAL CENTER
                           BOSTON, MASSACHUSETTS 02111
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                 ---------------

                                   COPIES TO:
                            BRIAN D. MCCABE, ESQUIRE
                                ROPES & GRAY LLP
                             ONE INTERNATIONAL PLACE
                           BOSTON, MASSACHUSETTS 02110

                            CAMERON S. AVERY, ESQUIRE
                             BELL, BOYD & LLOYD LLC
                       70 WEST MADISON STREET, SUITE 3300
                             CHICAGO, IL 60602-4207


It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.


There have been no changes to the proxy statement/prospectus or statement of additional information as filed with the Registrant's Registration Statement on Form N-14 (File No. 333-125735), as filed by the Registrant's predecessor, Columbia International Stock Fund, Inc., with the Commission on June 10, 2005 (Accession No. 0000950135-05-003244).

PART C.           OTHER INFORMATION

ITEM 15.          INDEMNIFICATION

No change from the information set forth in Item 15 of Part C of the Registrant's Registration Statement on Form N-14 (File No. 333-125735), as filed with the Commission on June 10, 2005 (Accession No. 0000950135-05-003244), which information is incorporated herein by reference.

ITEM 16.          EXHIBITS

(1)(a)   Registrant's Articles of Incorporation. (1)

(1)(b)   Amended and Restated Articles of Incorporation. (2)

(1)(c) Articles of Amendment to the Amended and Restated Articles of Incorporation. (2)

(1)(d) Articles of Amendment to the Amended and Restated Articles of Incorporation. (3)

(2)      Restated Bylaws. (1)

(3)      Not applicable.

(4) Agreement and Plan of Reorganization -- incorporated by reference to Exhibit A to Part A of Registrant's Registration Statement on Form N-14 (File No. 333-125735), as filed with the Commission on June 10, 2005 (Accession No. 0000950135-05-003244).

(5)      Specimen Stock Certificate. (1)

(6)(a)   Investment Advisory Contract. (1)

(6)(b)   Amendment No. 1 to the Investment Advisory Contract. (3)

(7)      Distribution Agreement. (4)

(8)      Not applicable.

(9)      Master Custodian Agreement with State Street Bank & Trust Co. (5)

(10)(a)  Form of Rule 12b-1 Plan as amended. (3)

(10)(b)  Form of Rule 18f-3 Plan as amended. (3)

(11) Form of opinion of Stoel Rives LLP, including consent -- incorporated by reference to Exhibit 11 to Part C, Item 16 of Registrant's Registration Statement on Form N-14 (File No. 333-125735), as filed with the Commission on June 10, 2005 (Accession No.
         0000950135-05-003244).

(12)(a)  Opinion of Ropes & Gray LLP as to tax matters, dated October 10, 2005.*

(12)(b) Revised opinion of Ropes & Gray LLP as to tax matters, dated February 17, 2006. *

(13)(a)  Shareholders' Servicing and Transfer Agent Agreement. (4)

(13)(b)  Pricing, Bookkeeping and Fund Administration Agreement. (3)

(13)(c) Amendment No. 1 to Pricing, Bookkeeping and Fund Administrative Agreement - Incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Agreement on Form N-1A under the

         Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 33-48994 and 811-7024).

(14)(a) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm to Columbia International Stock Fund, Inc. -- incorporated by reference to Exhibit 14(a) to Part C, Item 16 of Registrant's Registration Statement on Form N-14 (File No. 333-125735), as filed with the Commission on June 10, 2005 (Accession No. 0000950135-05-003244).

(14)(b) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm to Columbia Newport Tiger Fund -- incorporated by reference to Exhibit 14(b) to Part C, Item 16 of Registrant's Registration Statement on Form N-14 (File No. 333-125735), as filed with the Commission on June 10, 2005 (Accession No.
         0000950135-05-003244).

(15)     Not applicable.


(16)     Power of Attorney for: Douglas A. Hacker, Janet Langford Kelly, Richard
         W. Lowry, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Patrick J. Simpson, Thomas E. Stitzel, Thomas C. Theobald, Anne-Lee Verville and Richard L. Woolworth -- Incorporated herein by reference to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A of Columbia Funds Trust VI, filed with the Commission on October 27, 2005.


(17)     Not applicable.

* Filed herewith.

(1) Incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A, File No. 33-48994, filed February 23, 1998.

(2) Incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A, File No. 33-48994, filed May 1, 2003.

(3) Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A, File No. 33-48994, filed October 10, 2003.

(4) Incorporated herein by reference to Post-Effective Amendment No. 21 to the Columbia Mid Cap Growth Fund, Inc.'s, formerly Columbia Special Fund, Inc., Registration Statement on Form N-1A, File No. 333-91934, filed on October 28, 2002.

(5) Incorporated herein by reference to the Registrant's Registration Statement on Form N-14, File No. 333-91914, filed on July 3, 2002.

ITEM 17. UNDERTAKINGS

    (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

    (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as a part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


         As required by the Securities Act of 1933, as amended, this Amendment No. 1 to the Registrant's Registration Statement has been signed on behalf of the Registrant, in the City of Boston and The Commonwealth of Massachusetts, on the 6th day of June, 2006.


                                  COLUMBIA FUNDS SERIES TRUST I

                                  By:      /s/  Christopher L. Wilson
                                     -------------------------------------------
                                  Name:    Christopher L. Wilson
                                  Title:   President

         As required by the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in their capacities and on the dates indicated.



               Signature                                          Title                                Date
               ---------                                          -----                                ----
/s/ Christopher L. Wilson
-------------------------
Christopher L. Wilson                              President (Chief Executive Officer)             June 6, 2006

/s/ J. Kevin Connaughton
-------------------------
J. Kevin Connaughton                               Treasurer (Principal Financial Officer)         June 6, 2006

/s/ Michael G. Clarke
-------------------------
Michael G. Clarke                                  Chief Accounting Officer (Principal             June 6, 2006
                                                   Accounting Officer)

/s/ Douglas A. Hacker*
-------------------------
Douglas A. Hacker                                  Trustee                                         June 6, 2006

/s/ Janet Langford Kelly*
-------------------------
Janet Langford Kelly                               Trustee                                         June 6, 2006

/s/ Richard W. Lowry*
-------------------------
Richard W. Lowry                                   Trustee                                         June 6, 2006

/s/ William E. Mayer*
-------------------------
William E. Mayer                                   Trustee                                         June 6, 2006

/s/ Charles R. Nelson*
-------------------------
Charles R. Nelson                                  Trustee                                         June 6, 2006

/s/ John J. Neuhauser*
-------------------------
John J. Neuhauser                                  Trustee                                         June 6, 2006

/s/ Patrick J. Simpson*
-------------------------
Patrick J. Simpson                                 Trustee                                         June 6, 2006

/s/ Thomas E. Stitzel*
-------------------------
Thomas E. Stitzel                                  Trustee                                         June 6, 2006

/s/ Thomas C. Theobald*
-------------------------
Thomas C. Theobald                                 Trustee                                         June 6, 2006

/s/ Anne-Lee Verville*
-------------------------
Anne-Lee Verville                                  Trustee                                         June 6, 2006

/s/ Richard L. Woolworth*
-------------------------
Richard L. Woolworth                               Trustee                                         June 6, 2006



                                           *By:  /s/ Peter T. Fariel
                                               ---------------------------------
                                                 Attorney-in-Fact
                                                 June 6, 2006

                                  EXHIBIT INDEX

(12)(a)  Opinion of Ropes & Gray LLP as to tax matters, dated October 10, 2005

(12)(b) Revised opinion of Ropes & Gray LLP as to tax matters, dated February 17, 2006